CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 843,448	$ 129,264	¥ 1,103,747
Restricted cash	92,582	14,189	230,125
Short-term investments	9,000	1,379	11,500
Accounts receivable, net	2,252,103	345,150	2,189,980
Loans to equity method investees	92,116	14,117
Prepayments and other current assets	185,960	28,501	194,668
Total current assets	3,475,209	532,600	3,730,020
Non-current assets
Property, equipment and software	14,493	2,221	8,298
Intangible assets	7,418	1,137
Equity method investments	468,598	71,816	579,263
Long-term equity investment	40,000	6,130	40,000
Deferred tax assets	3,558	545	7,289
Goodwill	31,188	4,780
Other non-current assets	7,488	1,148	7,255
Total non-current assets	572,743	87,777	642,105
Total assets	4,047,952	620,377	4,372,125
Current liabilities
Short-term bank borrowings (including short-term bank borrowings of consolidated VIE without recourse to the Company of RMB490,000 and RMB443,444 as of December 31, 2019 and 2020, respectively. Note 1)	443,444	67,961	490,000
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB1,897,219 and RMB1,775,826, as of December 31, 2019 and 2020, respectively. Note 1)	1,796,304	275,296	1,897,611
Customers' refundable fees (including customers' refundable fees of consolidated VIE without recourse to the Company of RMB44,916 and RMB36,074 as of December 31, 2019 and 2020, respectively. Note 1)	36,074	5,529	44,916
Accrued expenses and other payables (including accrued expenses and other payables of consolidated VIE without recourse to the Company of RMB283,749 and RMB269,434 as of December 31, 2019 and 2020, respectively. Note 1)	281,648	43,163	338,626
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB7 and RMB510 as of December 31, 2019 and 2020, respectively. Note 1)	510	78	7
Total current liabilities	2,557,980	392,027	2,771,160
Non-current liabilities
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB11,061 and RMB22,622 as of December 31, 2019 and 2020, respectively. Note 1)	23,840	3,654	11,910
Deferred tax liabilities	134	21
Total non-current liabilities	23,974	3,675	11,910
Total liabilities	2,581,954	395,702	2,783,070
Commitments and contingencies (Note 22)
Equity
Additional paid-in capital	4,982,885	763,661	4,880,135
Accumulated other comprehensive loss	(396,951)	(60,835)	(368,897)
Accumulated deficit	(3,142,472)	(481,605)	(2,922,184)
Total Fangdd Network Group Ltd. shareholders' equity	1,443,463	221,221	1,589,055
Noncontrolling interests	22,535	3,454
Total equity	1,465,998	224,675	1,589,055
Total liabilities and equity	4,047,952	$ 620,377	4,372,125
Class A ordinary shares
Equity
Ordinary shares	¥ 1		¥ 1